Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Income Statement [Abstract]
Net revenues	$ 5,575,440	$ 4,904,030	$ 4,552,739
Cost of goods sold	2,577,465	2,341,301	2,223,727
Gross profit	2,997,975	2,562,729	2,329,012
Selling, general and administrative expenses	2,460,915	2,095,560	1,866,805
Operating income	537,060	467,169	462,207
Interest expense	(55,296)	(68,603)	(73,170)
Loss on early extinguishment of debt	0	(22,793)	0
Other income (expense), net	18,258	(26,992)	18,223
Income before income taxes	500,022	348,781	407,260
Income tax expense	214,778	64,225	116,051
Net income	285,244	284,556	291,209
Net income attributable to noncontrolling interest	(2,102)	(3,153)	(157)
Net income attributable to Levi Strauss & Co.	$ 283,142	$ 281,403	$ 291,052
Earnings per common share attributable to common stockholders:
Basic	$ 0.75	$ 0.75	$ 0.78
Diluted	$ 0.73	$ 0.73	$ 0.76
Weighted-average common shares outstanding:
Basic	377,139,847	376,177,350	375,141,560
Diluted	388,607,361	384,338,330	382,852,950